Acquisitions and Other Transactions - Royalty on Greenstone Gold Mine - Ontario, Canada (Details) - Royalty On Royalty on Greenstone Gold Mine - Ontario, Canada $ in Millions	Jun. 22, 2026 USD ($)
Acquisitions and Other Transactions
Percentage of NPI acquired	5.00%
Percentage of NSR acquired	2.00%
Cash transferred	$ 2.0
Percentage of NSR on existing royalty	3.00%